                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489

                      Oppenheimer International Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: November 30

                      Date of reporting period: 02/28/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                   SHARES            VALUE
                                                                -----------     --------------
COMMON STOCKS--94.9%

CONSUMER DISCRETIONARY--11.0%
AUTO COMPONENTS--0.0%
Denso Corp.                                                           4,500     $      121,965
AUTOMOBILES--1.4%
Bayerische Motoren Werke (BMW) AG                                   168,332          6,825,881
Honda Motor Co.                                                     972,746         33,722,299
Toyota Motor Corp.                                                  223,452          8,375,206
                                                                                --------------
                                                                                    48,923,386
DIVERSIFIED CONSUMER SERVICES--0.4%
Dignity plc                                                       1,329,322         13,671,856
HOTELS, RESTAURANTS & LEISURE--1.2%
Carnival Corp.                                                      713,960         25,674,002
William Hill plc                                                  5,580,325         16,592,409
                                                                                --------------
                                                                                    42,266,411
HOUSEHOLD DURABLES--0.6%
Panasonic Corp.                                                       8,500            118,155
SEB SA                                                              339,003         21,801,623
                                                                                --------------
                                                                                    21,919,778
LEISURE EQUIPMENT & PRODUCTS--0.0%
Nikon Corp.                                                           9,000            198,042
MEDIA--1.6%
British Sky Broadcasting Group plc                                  635,878          5,274,582
Grupo Televisa SA, Sponsored GDR                                    809,440         14,942,262
Vivendi SA                                                          673,067         16,954,983
Zee Entertainment Enterprises Ltd.                                3,260,300         17,466,524
                                                                                --------------
                                                                                    54,638,351
MULTILINE RETAIL--0.3%
Pinault-Printemps-Redoute SA                                         84,200          9,663,968
SPECIALTY RETAIL--1.7%
Hennes & Mauritz AB, Cl. B                                          244,085         14,806,413
Industria de Diseno Textil SA                                       761,840         44,928,228
                                                                                --------------
                                                                                    59,734,641
TEXTILES, APPAREL & LUXURY GOODS--3.8%
Burberry Group plc                                                3,996,741         38,119,629
Compagnie Financiere Richemont SA, Cl. A                            589,841         19,887,401
Luxottica Group SpA                                                 806,050         21,073,203
LVMH Moet Hennessy Louis Vuitton SA                                 224,470         24,329,809
Swatch Group AG (The), Cl. B                                         99,944         27,789,875
                                                                                --------------
                                                                                   131,199,917

CONSUMER STAPLES--7.0%
BEVERAGES--2.1%
C&C Group plc                                                     8,476,343         31,278,444
Heineken NV                                                         340,895         16,743,032
Kirin Holdings Co. Ltd.                                              12,000            165,592
Pernod-Ricard SA                                                    303,882         22,894,596
                                                                                --------------
                                                                                    71,081,664
FOOD & STAPLES RETAILING--0.5%
Woolworths Ltd.                                                     772,618         18,584,599


                   1 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                   SHARES            VALUE
                                                                -----------     --------------
FOOD PRODUCTS--3.4%
Aryzta AG                                                           510,721     $   19,135,695
Barry Callebaut AG                                                   68,866         41,380,501
Nestle SA                                                           425,134         21,152,816
Unilever plc                                                      1,272,402         37,328,862
                                                                                --------------
                                                                                   118,997,874
HOUSEHOLD PRODUCTS--0.6%
Kao Corp.                                                             8,000            204,581
Reckitt Benckiser Group plc                                         415,014         21,819,528
                                                                                --------------
                                                                                    22,024,109
PERSONAL PRODUCTS--0.4%
L'Oreal SA                                                          115,773         11,984,019
ENERGY--4.0%
ENERGY EQUIPMENT & SERVICES--1.4%
Saipem SpA                                                          382,100         12,637,812
Schoeller-Bleckmann Oilfield Equipment AG                           135,900          6,828,309
Technip SA                                                          436,502         31,085,314
                                                                                --------------
                                                                                    50,551,435
OIL, GAS & CONSUMABLE FUELS--2.6%
BG Group plc                                                      2,984,827         52,112,270
Total SA                                                            521,974         29,126,490
Tsakos Energy Navigation Ltd.                                       536,150          7,993,997
                                                                                --------------
                                                                                    89,232,757

FINANCIALS--10.3%
CAPITAL MARKETS--6.5%
3i Group plc                                                      3,929,711         15,765,103
BinckBank NV                                                      2,536,325         45,518,469
Collins Stewart plc                                              12,150,758         13,432,496
Credit Suisse Group AG                                              809,940         35,963,824
Deutsche Bank AG                                                    539,819         34,245,870
ICAP plc                                                          8,180,280         40,638,212
Swissquote Group Holding SA                                         253,831         11,814,336
Tullett Prebon plc                                                6,165,197         26,857,930
                                                                                --------------
                                                                                   224,236,240
COMMERCIAL BANKS--0.4%
ICICI Bank Ltd., Sponsored ADR                                      418,590         16,011,068
INSURANCE--2.8%
AMP Ltd.                                                          2,342,919         12,472,387
Prudential plc                                                    3,685,726         33,860,662
QBE Insurance Group Ltd.                                          2,596,002         49,787,997
                                                                                --------------
                                                                                    96,121,046
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Solidere, GDR(4)                                                     74,732          1,633,642
Solidere, GDR(1, 4)                                                 516,525         11,291,237
                                                                                --------------
                                                                                    12,924,879
THRIFTS & MORTGAGE FINANCE--0.2%
Housing Development Finance Corp. Ltd.                              137,900          7,478,394


                    2 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                   SHARES            VALUE
                                                                -----------     --------------
HEALTH CARE--15.6%

BIOTECHNOLOGY--2.8%

CSL Ltd.                                                          1,622,600     $   50,009,154
Grifols SA                                                        1,600,600         24,192,075
Marshall Edwards, Inc.(2, 3, 5)                                   2,824,863          1,666,669
Marshall Edwards, Inc., Legend Shares(2, 3, 5)                    1,565,438            923,608
NeuroSearch AS(5)                                                   495,421         16,723,722
Santhera Pharmaceuticals(5)                                         113,239          2,703,822
                                                                                --------------
                                                                                    96,219,050
HEALTH CARE EQUIPMENT & SUPPLIES--7.2%
DiaSorin SpA                                                      1,462,234         48,940,239
Essilor International SA                                            431,356         26,017,040
Nobel Biocare Holding AG                                            192,078          4,884,869
Smith & Nephew plc                                                1,936,030         19,882,227
Sonova Holding AG                                                   238,800         29,787,480
Straumann Holding AG                                                100,875         24,602,513
Synthes, Inc.                                                       412,086         49,139,601
Terumo Corp.                                                        482,180         26,159,127
William Demant Holding AS(5)                                        290,605         20,736,232
                                                                                --------------
                                                                                   250,149,328
HEALTH CARE PROVIDERS & SERVICES--1.8%
Sonic Healthcare Ltd.                                             5,150,994         62,551,280
HEALTH CARE TECHNOLOGY--0.1%
Ortivus AB, Cl. B(3, 5)                                           1,638,150          1,160,293
LIFE SCIENCES TOOLS & SERVICES--0.3%
BTG plc(5)                                                        3,930,198         10,787,040
Tyrian Diagnostics Ltd.(3, 5)                                    59,749,268            696,116
                                                                                --------------
                                                                                    11,483,156
PHARMACEUTICALS--3.4%
Astellas Pharma, Inc.                                               181,905          6,848,694
Novogen Ltd.(3, 5)                                                7,633,456          3,215,325
Oxagen Ltd.(2, 3, 5)                                                214,287              9,892
Roche Holding AG                                                    355,903         59,435,884
Sanofi-Aventis SA                                                   290,147         21,223,716
Shionogi & Co. Ltd.                                                 664,800         13,581,091
Takeda Pharmaceutical Co. Ltd.                                      299,650         13,575,229
                                                                                --------------
                                                                                   117,889,831
INDUSTRIALS--18.5%
AEROSPACE & DEFENSE--1.1%
Empresa Brasileira de Aeronautica SA                              4,454,446         24,254,627
European Aeronautic Defense & Space Co.                             675,643         13,942,497
                                                                                --------------
                                                                                    38,197,124
AIR FREIGHT & LOGISTICS--0.2%
Toll Holdings Ltd.                                                1,037,895          6,325,112
BUILDING PRODUCTS--0.0%
Daikin Industries Ltd.                                                5,800            223,265
COMMERCIAL SERVICES & SUPPLIES--3.0%
Aggreko plc                                                       3,404,270         50,610,888


                    3 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                   SHARES            VALUE
                                                                -----------     --------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
De La Rue plc                                                     1,065,723     $   15,202,096
Prosegur Compania de Seguridad SA                                   879,655         38,688,530
Secom Co. Ltd.                                                        5,800            266,352
                                                                                --------------
                                                                                   104,767,866
CONSTRUCTION & ENGINEERING--2.8%
Koninklijke Boskalis Westminster NV                                 671,704         21,617,271
Leighton Holdings Ltd.                                              437,290         14,774,635
Maire Tecnimont SpA                                               5,122,554         15,903,354
Outotec OYJ                                                         322,000          9,330,283
Trevi Finanziaria SpA                                             1,664,981         26,072,006
Vinci SA                                                            176,256          9,228,000
                                                                                --------------
                                                                                    96,925,549
ELECTRICAL EQUIPMENT--3.5%
ABB Ltd.                                                          3,179,272         64,310,524
Alstom                                                              646,860         41,393,227
Ceres Power Holdings plc(3, 5)                                    7,832,600         16,183,058
                                                                                --------------
                                                                                   121,886,809
INDUSTRIAL CONGLOMERATES--1.4%
Koninklijke (Royal) Philips Electronics NV                          682,610         19,955,932
Siemens AG                                                          309,862         26,648,807
                                                                                --------------
                                                                                    46,604,739
MACHINERY--2.0%
Aalberts Industries NV                                            3,717,037         51,676,127
Demag Cranes AG                                                     256,598          8,455,435
Vallourec SA                                                         45,370          8,670,588
                                                                                --------------
                                                                                    68,802,150
PROFESSIONAL SERVICES--2.9%
Capita Group plc                                                  6,318,088         68,978,546
Experian plc                                                      3,462,140         32,044,143
                                                                                --------------
                                                                                   101,022,689
TRADING COMPANIES & DISTRIBUTORS--1.6%
Bunzl plc                                                         4,669,069         48,447,767
Wolseley plc(5)                                                     338,290          7,995,326
                                                                                --------------
                                                                                    56,443,093

INFORMATION TECHNOLOGY--21.6%
COMMUNICATIONS EQUIPMENT--3.7%
Tandberg ASA                                                      1,757,305         49,365,841
Telefonaktiebolaget LM Ericsson, B Shares                         7,763,986         77,642,038
                                                                                --------------
                                                                                   127,007,879
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.4%
Hoya Corp.                                                        1,420,710         35,595,706
Ibiden Co. Ltd.                                                     449,483         15,142,131
Keyence Corp.                                                       186,501         40,954,860
Nidec Corp.                                                         898,785         87,658,960
Nippon Electric Glass Co. Ltd.                                    1,131,475         14,696,631
Omron Corp.                                                         586,918         12,734,254


                    4 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                   SHARES            VALUE
                                                                -----------     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Phoenix Mecano AG                                                    33,873     $   14,630,740
                                                                                --------------
                                                                                   221,413,282
INTERNET SOFTWARE & SERVICES--1.9%
United Internet AG(5)                                             1,296,254         19,980,386
Yahoo! Japan Corp.                                                  119,735         44,810,499
                                                                                --------------
                                                                                    64,790,885
IT SERVICES--1.9%
Infosys Technologies Ltd.                                         1,198,478         67,636,478
OFFICE ELECTRONICS--1.0%
Canon, Inc.                                                         852,160         35,440,725
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.3%
ARM Holdings plc                                                  3,062,410          9,516,623
SOFTWARE--6.4%
Autonomy Corp. plc(5)                                             3,976,669         92,773,986
Compugroup Holding AG(5)                                            825,612          9,572,557
Nintendo Co. Ltd.                                                   123,119         33,494,133
Sage Group plc (The)                                              3,338,650         12,055,020
SAP AG                                                              530,730         23,645,814
Square Enix Holdings Co. Ltd.                                       213,874          4,296,979
Temenos Group AG(5)                                               1,761,901         44,283,293
Trend Micro, Inc.                                                     4,500            154,755
                                                                                --------------
                                                                                   220,276,537

MATERIALS--5.6%
CHEMICALS--1.2%
Filtrona plc                                                      8,866,267         25,281,204
Shin-Etsu Chemical Co.                                                4,200            225,967
Sika AG                                                              12,236         17,130,970
                                                                                --------------
                                                                                    42,638,141
CONSTRUCTION MATERIALS--0.4%
James Hardie Industries SE, CDI(5)                                1,801,800         12,013,938
METALS & MINING--4.0%
Impala Platinum Holdings Ltd.                                     1,804,120         43,885,263
Rio Tinto plc                                                       810,448         41,960,894
Vale SA, Sponsored ADR, Preference                                2,186,400         53,785,440
                                                                                --------------
                                                                                   139,631,597

TELECOMMUNICATION SERVICES--1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
BT Group plc                                                      9,131,470         15,998,382
WIRELESS TELECOMMUNICATION SERVICES--0.5%
KDDI Corp.                                                            3,125         16,672,294
NTT DoCoMo, Inc.                                                        199            307,756
                                                                                --------------
                                                                                    16,980,050

UTILITIES--0.3%
ELECTRIC UTILITIES--0.3%
Fortum OYJ                                                          384,380          9,792,680
                                                                                --------------
Total Common Stocks (Cost $2,738,258,376)                                        3,285,354,930


                    5 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                   SHARES            VALUE
                                                                -----------     --------------
PREFERRED STOCKS--0.6%

Ceres, Inc.:
Cv., Series C(2, 3, 5)                                              600,000     $    3,900,000
Cv., Series C-1(2, 3, 5)                                             64,547            419,556
Cv., Series D(2, 3, 5)                                              459,800          2,988,700
Cv., Series F(2, 3, 5)                                            1,900,000         12,350,000
                                                                                --------------
Total Preferred Stocks (Cost $17,766,988)                                           19,658,256

                                                                   UNITS
                                                                -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%

Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp.
   9/6/15 (2, 3, 5)                                                 380,000                 --
Marshall Edwards, Inc., Legend Shares Wts.,
   Strike Price $3.60, Exp. 8/6/12(2, 3, 5)                          55,000             95,661
Marshall Edwards, Inc., Legend Shares Wts.,
   Strike Price $4.35, Exp. 7/11/10(2, 3, 5)                        355,403                116
Tyrian Diagnostics Ltd. Rts., Strike Price 0.030AUD, Exp.         7,468,659              9,592
   12/31/10(3, 5)
                                                                               --------------
Total Rights, Warrants and Certificates (Cost $0)                                      105,369

                                                                   SHARES
                                                                -----------
INVESTMENT COMPANIES--4.3%

JPMorgan U.S. Treasury Plus Money Market Fund,
   Agency Shares, 0.00%6(6,7)                                       948,772            948,772
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.18%(3, 6)                                                  149,090,410        149,090,410
                                                                                --------------
Total Investment Companies (Cost $150,039,182)                                     150,039,182
TOTAL INVESTMENTS, AT VALUE (COST $2,906,064,546)                      99.8%     3,455,157,737
OTHER ASSETS NET OF LIABILITIES                                         0.2          6,700,350
                                                                -----------     --------------
NET ASSETS                                                            100.0%    $3,461,858,087
                                                                ===========     ==============

Footnotes to Statement of Investments

Strike price is reported in U.S. Dollars except for those denoted in the following currency:

AUD Australian Dollar

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,291,237 or 0.33% of the Fund's net assets as of February 28, 2010.


                   6 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of February 28, 2010 was $22,354,202, which represents 0.65% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                 UNREALIZED
                                                ACQUISITION                                     APPRECIATION
SECURITY                                            DATES           COST           VALUE       (DEPRECIATION)
--------                                       --------------    -----------    -----------    --------------
Ceres, Inc., Cv., Series C                             1/6/99    $ 2,400,000    $ 3,900,000    $  1,500,000
Ceres, Inc., Cv., Series C-1                   2/6/01-3/21/06        258,188        419,556         161,368
Ceres, Inc., Cv., Series D                     3/15/01-3/9/06      2,758,800      2,988,700         229,900
Ceres, Inc., Cv., Series F                             9/5/07     12,350,000     12,350,000              --
Ceres, Inc., Cv., Series F Wts.,
   Strike Price $6.50, Exp. 9/6/15                     9/5/07             --             --              --
Marshall Edwards, Inc.                         5/6/02-9/26/08      9,269,925      1,666,669      (7,603,256)
Marshall Edwards, Inc., Legend Shares           7/7/06-8/3/07      4,594,770        923,608      (3,671,162)
Marshall Edwards, Inc., Legend Shares
   Wts., Strike Price $3.60, Exp. 8/6/12               8/3/07             --         95,661          95,661
Marshall Edwards, Inc., Legend Shares Wts.,
   Strike Price $4.35, Exp. 7/11/10                    7/7/06             --            116             116
Oxagen Ltd.                                          12/20/00      2,210,700          9,892      (2,200,808)
                                                                 -----------    -----------    ------------
                                                                 $33,842,383    $22,354,202    $(11,488,181)
                                                                 ===========    ===========    ============

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES/UNITS        GROSS           GROSS          SHARES/UNITS
                                                      NOVEMBER 30, 2009    ADDITIONS      REDUCTIONS     FEBRUARY 28, 2010
                                                      -----------------    -----------    -----------    -----------------
Art Advanced Research Technologies, Inc.                  1,901,125                 --      1,901,125                --
Art Advanced Research Technologies, Inc.                  1,721,500                 --      1,721,500                --
Art Advanced Research Technologies, Inc.,
   Legend Shares                                          6,078,506                 --      6,078,506                --
Art Advanced Research Technologies, Inc.,
   Series 1                                               3,124,013                 --      3,124,013                --
Art Advanced Research Technologies, Inc.,
   Series 2                                                 976,420                 --        976,420                --
Art Advanced Research Technologies, Inc.,
   Series 4, Legend Shares                                8,304,084                 --      8,304,084                --
Art Advanced Research Technologies, Inc.,
   Series 5, Legend Shares                                7,080,531                 --      7,080,531                --
Ceres, Inc., Cv., Series C                                  600,000                 --             --           600,000
Ceres, Inc., Cv., Series C-1                                 64,547                 --             --            64,547
Ceres, Inc., Cv., Series D                                  459,800                 --             --           459,800
Ceres, Inc., Cv., Series F                                1,900,000                 --             --         1,900,000
Ceres, Inc., Cv., Series F Wts., Strike Price
   $6.50, Exp. 9/6/15                                       380,000                 --             --           380,000
Ceres Power Holdings plc                                  7,656,349            176,251             --         7,832,600
Marshall Edwards, Inc.                                    2,824,863                 --             --         2,824,863
Marshall Edwards, Inc., Legend Shares                     1,565,438                 --             --         1,565,438
Marshall Edwards, Inc., Legend Shares Wts., Strike
   Price $3.60, Exp. 8/6/12                                  55,000                 --             --            55,000
Marshall Edwards, Inc., Legend Shares Wts., Strike
   Price $4.35, Exp. 7/11/10                                355,403                 --             --           355,403
Novogen Ltd.                                              7,633,456                 --             --         7,633,456
Oppenheimer Institutional Money Market Fund, Cl. E      156,382,561        253,295,514    260,587,665       149,090,410
Ortivus AB, Cl. B                                         1,638,150                 --             --         1,638,150
Oxagen Ltd.                                                 214,287                 --             --           214,287
Tyrian Diagnostics Ltd.                                  59,749,268                 --             --        59,749,268
Tyrian Diagnostics Ltd. Rts., Strike Price
   0.030AUD, Exp. 12/31/10                                7,468,659                 --             --         7,468,659


                    7 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                                            REALIZED
                                                                    VALUE        INCOME       LOSS
                                                                ------------    -------    -----------
Art Advanced Research Technologies, Inc.                        $         --         --    $ 7,500,000
Art Advanced Research Technologies, Inc.                                  --         --      1,479,967
Art Advanced Research Technologies, Inc.,
   Legend Shares                                                          --         --        984,672
Art Advanced Research Technologies, Inc., Series 1                        --         --      2,923,359
Art Advanced Research Technologies, Inc., Series 2                        --         --        979,944
Art Advanced Research Technologies, Inc., Series 4,
   Legend Shares                                                          --         --      1,033,984
Art Advanced Research Technologies, Inc., Series 5,
   Legend Shares                                                          --         --        881,633
Ceres, Inc., Cv., Series C                                         3,900,000         --             --
Ceres, Inc., Cv., Series C-1                                         419,556         --             --
Ceres, Inc., Cv., Series D                                         2,988,700         --             --
Ceres, Inc., Cv., Series F                                        12,350,000         --             --
Ceres, Inc., Cv., Series F Wts., Strike Price
   $6.50, Exp. 9/6/15                                                     --         --             --
Ceres Power Holdings plc                                          16,183,058         --             --
Marshall Edwards, Inc.                                             1,666,669         --             --
Marshall Edwards, Inc., Legend Shares                                923,608         --             --
Marshall Edwards, Inc., Legend Shares Wts., Strike
   Price $3.60, Exp. 8/6/12                                           95,661         --             --
Marshall Edwards, Inc., Legend Shares Wts., Strike
   Price $4.35, Exp. 7/11/10                                             116         --             --
Novogen Ltd.                                                       3,215,325         --             --
Oppenheimer Institutional Money Market Fund, Cl. E               149,090,410     92,100             --
Ortivus AB, Cl. B                                                  1,160,293         --             --
Oxagen Ltd.                                                            9,892         --             --
Tyrian Diagnostics Ltd.                                              696,116         --             --
Tyrian Diagnostics Ltd. Rts., Strike Price
   0.030AUD, Exp. 12/31/10                                             9,592         --             --
                                                                ------------    -------    -----------
                                                                $192,708,996    $92,100    $15,783,559
                                                                ============    =======    ===========

4. The Fund holds securities which have been issued by the same entity and trade on separate exchanges.

5.   Non-income producing security.

6.   Rate shown is the 7-day yield as of February 28, 2010.

7. Interest rate is less than 0.0005%.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of February 28, 2010 based on valuation input level:


                    8 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                           LEVEL 1--            LEVEL 2--            LEVEL 3--
                                       UNADJUSTED QUOTED    OTHER SIGNIFICANT        SIGNIFICANT
                                            PRICES          OBSERVABLE INPUTS     UNOBSERVABLE INPUTS        VALUE
                                       -----------------    -----------------     -------------------     --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                $  382,338,315        $           --          $        --        $  382,338,315
   Consumer Staples                         242,672,265                    --                   --           242,672,265
   Energy                                   139,784,192                    --                   --           139,784,192
   Financials                               356,771,627                    --                   --           356,771,627
   Health Care                              538,519,438               923,608                9,892           539,452,938
   Industrials                              641,198,396                    --                   --           641,198,396
   Information Technology                   645,534,440           100,547,969                   --           746,082,409
   Materials                                152,322,782            41,960,894                   --           194,283,676
   Telecommunication Services                32,978,432                    --                   --            32,978,432
   Utilities                                  9,792,680                    --                   --             9,792,680
Preferred Stocks                                     --                    --           19,658,256            19,658,256
Rights, Warrants and Certificates                    --               105,369                   --               105,369
Investment Companies                        150,039,182                    --                   --           150,039,182
                                         --------------        --------------          -----------        --------------
Total Investments, at Value               3,291,951,749           143,537,840           19,668,148         3,455,157,737
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                  --                   136                  --                    136
                                         ---------------       --------------          -----------        --------------
Total Assets                             $3,291,951,749        $  143,537,976          $19,668,148        $3,455,157,873
                                         ---------------       --------------          -----------        --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts      $           --        $         (691)         $        --        $         (691)
                                         --------------        --------------          -----------        --------------
Total Liabilities                        $           --        $         (691)         $        --        $         (691)
                                         --------------        --------------          -----------        --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF FEBRUARY 28, 2010 ARE AS FOLLOWS:

                                                 CONTRACT
                                                  AMOUNT           EXPIRATION                   UNREALIZED      UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION    BUY/SELL    (000'S)               DATE       VALUE        APPRECIATION    DEPRECIATION
---------------------------------    --------    --------    ---   ----------    ----------    ------------    ------------
BROWN BROTHERS HARRIMAN
British Pound Sterling (GBP)           Buy           43      GBP     3/1/10      $   66,043        $ --           $691
RBS GREENWICH CAPITAL
British Pound Sterling (GBP)           Buy        1,130      GBP     3/2/10       1,723,453         136             --
                                                                                                   ----           ----
Total unrealized appreciation and
   depreciation                                                                                    $136            $691
                                                                                                   ====           ====

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                           Value         Percent
-------------------                      --------------    ---------
United Kingdom                           $  709,195,594        20.5%
Switzerland                                 488,034,144        14.1
Japan                                       445,745,248        12.9
France                                      288,315,870         8.4


                    9 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

Australia                                   260,387,091         7.5
United States                               198,057,494         5.7
The Netherlands                             167,524,769         4.9
Germany                                     129,374,750         3.8
Italy                                       124,626,614         3.6
India                                       108,592,464         3.1
Spain                                       107,808,833         3.1
Sweden                                       93,608,744         2.7
Brazil                                       78,040,067         2.3
Norway                                       49,365,841         1.4
South Africa                                 43,885,263         1.3
Denmark                                      37,459,954         1.1
Jersey, Channel Islands                      32,044,143         0.9
Ireland                                      31,278,444         0.9
Finland                                      19,122,963         0.6
Mexico                                       14,942,262         0.4
Lebanon                                      12,924,879         0.4
Bermuda                                       7,993,997         0.2
Austria                                       6,828,309         0.2
                                         --------------       -----
Total                                    $3,455,157,737       100.0%
                                         ==============       =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                   10 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the


                   11 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID OR RESTRICTED SECURITIES

As of February 28, 2010, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $2,947,381,432
                                  ==============
Gross unrealized appreciation     $  644,946,075
Gross unrealized depreciation       (137,907,219)
                                  --------------
Net unrealized appreciation       $  507,038,856
                                  ==============


                   12 | Oppenheimer International Growth Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
William F. Glavin, Jr.
Principal Executive Officer

Date: 04/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
William F. Glavin, Jr.
Principal Executive Officer

Date: 04/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
Brian W. Wixted
Principal Financial Officer

Date: 04/07/2010